Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block] (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]

	September 30, 2016
(Dollar amounts in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government agency securities	$10,516	$359	$(12)	$10,863
Obligations of states and political subdivisions:
Taxable	1,616	186	—	1,802
Tax-exempt	81,829	3,899	(5)	85,723
Mortgage-backed securities in government-sponsored entities	20,939	485	(44)	21,380
Private-label mortgage-backed securities	1,927	141	—	2,068

Total debt securities	116,827	5,070	(61)	121,836
Equity securities in financial institutions	750	468	—	1,218

Total	$117,577	$5,538	$(61)	$123,054

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government agency securities	$21,655	$245	$(271)	$21,629
Obligations of states and political subdivisions:
Taxable	1,989	134	—	2,123
Tax-exempt	91,940	3,402	(175)	95,167
Mortgage-backed securities in government-sponsored entities	24,480	316	(272)	24,524
Private-label mortgage-backed securities	2,079	184	—	2,263

Total debt securities	142,143	4,281	(718)	145,706
Equity securities in financial institutions	750	64	—	814

Total	$142,893	$4,345	$(718)	$146,520

	December 31, 2015
(Dollar amounts in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government agency securities	$21,655	$245	$(271)	$21,629
Obligations of states and political subdivisions:
Taxable	1,989	134	—	2,123
Tax-exempt	91,940	3,402	(175)	95,167
Mortgage-backed securities in government-sponsored entities	24,480	316	(272)	24,524
Private-label mortgage-backed securities	2,079	184	—	2,263

Total debt securities	142,143	4,281	(718)	145,706
Equity securities in financial institutions	750	64	—	814

Total	$142,893	$4,345	$(718)	$146,520

	December 31, 2014
(Dollar amounts in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government agency securities	$23,035	$311	$(450)	$22,896
Obligations of states and political subdivisions:
Taxable	2,953	226	—	3,179
Tax-exempt	91,916	3,803	(553)	95,166
Mortgage-backed securities in government-sponsored entities	29,150	475	(234)	29,391
Private-label mortgage-backed securities	2,672	247	—	2,919

Total debt securities	149,726	5,062	(1,237)	153,551
Equity securities in financial institutions	750	33	—	783

Total	$150,476	$5,095	$(1,237)	$154,334

Investments Classified by Contractual Maturity Date [Table Text Block]

(Dollar amounts in thousands)	Amortized Cost	Fair Value
Due in one year or less	$2,842	$2,879
Due after one year through five years	9,132	9,500
Due after five years through ten years	12,916	13,510
Due after ten years	91,937	95,947

Total	$116,827	$121,836

(Dollar amounts in thousands)	Amortized Cost	Fair Value
Due in one year or less	$1,135	$1,153
Due after one year through five years	10,790	10,890
Due after five years through ten years	19,172	19,830
Due after ten years	111,042	113,833

Total	$142,139	$145,706

Realized Gain (Loss) on Investments [Table Text Block]

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(Dollar amounts in thousands)	2016	2015	2016	2015
Proceeds from sales	$—	$11,973	$9,115	$15,284
Gross realized gains	—	233	306	373
Gross realized losses	—	(22)	(3)	(116)

	2015	2014	2013
Proceeds from sales	$15,686	$8,383	$25,088
Gross realized gains	440	306	186
Gross realized losses	(117)	(58)	(175)

Schedule of Unrealized Loss on Investments [Table Text Block]

	September 30, 2016
	Less than Twelve Months		Twelve Months or Greater		Total
(Dollar amounts in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government agency securities	$2,000	$—	$1,465	$(12)	$3,465	$(12)
Obligations of states and political subdivisions
Tax-exempt	608	—	—	(5)	608	(5)
Mortgage-backed securities in government-sponsored entities	—	—	4,709	(44)	4,709	(44)
Private-label mortgage-backed securities	75	—	—	—	75	—

Total	$2,683	$—	$6,174	$(61)	$8,857	$(61)

	December 31, 2015
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government agency securities	$3,818	$(57)	$10,872	$(214)	$14,690	$(271)
Obligations of states and political subdivisions
Tax-exempt	1,268	(9)	9,394	(166)	10,662	(175)
Mortgage-backed securities in government-sponsored entities	8,725	(86)	6,685	(186)	15,410	(272)

Total	$13,811	$(152)	$26,951	$(566)	$40,762	$(718)

	December 31, 2015
	Less than Twelve Months		Twelve Months or Greater		Total
(Dollar amounts in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government agency securities	$3,818	$(57)	$10,872	$(214)	$14,690	$(271)
Obligations of states and political subdivisions
Tax-exempt	1,268	(9)	9,394	(166)	10,662	(175)
Mortgage-backed securities in government-sponsored entities	8,725	(86)	6,685	(186)	15,410	(272)

Total	$13,811	$(152)	$26,951	$(566)	$40,762	$(718)

	December 31, 2014
	Less than Twelve Months		Twelve Months or Greater		Total
(Dollar amounts in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government agency securities	$—	$—	$15,734	$(450)	$15,734	$(450)
Obligations of states and political subdivisions
Tax-exempt	2,406	(10)	18,232	(543)	20,638	(553)
Mortgage-backed securities in government-sponsored entities	—	—	16,774	(234)	16,774	(234)

Total	$2,406	$(10)	$50,740	$(1,227)	$53,146	$(1,237)